Note 16 - Subsequent Events (Details Textual) - Lease Agreement in Dallas, Texas [Member] - Subsequent Event [Member]	Oct. 26, 2023 USD ($) ft²
Area of Real Estate Property (Square Foot) | ft²	51,264
Lessee, Operating Lease, Term of Contract (Month)	5 years 2 months 1 day
Lessee, Monthly Base Rent	$ 42,500
Lease, Rent, Monthly Increase, Maximum	51,700
Operating Lease, Letter of Credit Required to Provide	$ 300,000
Lessee, Operating Lease, Renewal Term (Year)	5 years